Share-Based Compensation - Stock option Activities (Details) - Stock options - 2018 Plan - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares
Outstanding at the beginning of period (in shares)	130,156,288	93,464,488	104,543,578
Grant to Employees (in shares)		94,543,900
Exercised (in shares)	(49,409,787)	(50,219,050)
Forfeited (in shares)	(6,615,475)	(7,633,050)	(11,079,090)
Outstanding at the end of period (in shares)	74,131,026	130,156,288	93,464,488	104,543,578
Exercisable (in shares)	73,314,401
Weighted average exercise price
Outstanding (in dollars per share)	$ 0.0000001	$ 0.0000001	$ 0.0000001	$ 0.0000001
Exercised (in dollars per share)	0.0000001	0.0000001
Forfeited (in dollars per share)	0.0000001	$ 0.0000001	$ 0.0000001
Exercisable (in dollars per share)	$ 0.0000001
Weighted average remaining contractual term
Outstanding (in Years)	2 years 8 months 8 days	4 years 7 days		3 years 11 months 23 days
Exercisable at the end of period (in years)	2 years 8 months 4 days
Weighted average grant date fair value
Outstanding (in dollars per share)	$ 0.59	$ 0.44		$ 1.38
Exercisable (in dollars per share)	$ 0.59